ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 188	$ 218
Accounts payable	338	172
Interest payable on non-recourse borrowings	113	89
Current portion of lease liabilities	29	25
BEPC exchangeable shares distributions payable	17	17
Income tax payable	23	9
Other	69	41
Total accounts payable and accrued liabilities	$ 777	$ 571